Deferred Tax Assets and Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary difference and tax losses where deferred tax assets were not recognized	¥ 68,571	¥ 58,154
Deferred tax assets not recognized	12,953	11,284
Offsetting Amount Deferred Tax Assets And Liabilities	¥ 3,341	¥ 2,585